Vessels, Drilling Rigs, Drillships, Machinery and Equipment - Vessels (Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance,at beginning of period	$ 1,956,270
Vessel impairment charge	0	144,688	3,588
Balance,at end of period	2,059,570	1,956,270
Cost | Vessels
Balance,at beginning of period	2,364,707	2,328,845
Additions/transfers from vessels under construction	330,654	441,155
Vessel Disposals	(132,950)	(116,600)
Vessel Total Constructive Loss		(35,261)
Depreciation
Vessel impairment charge		(253,432)
Balance,at end of period	2,562,411	2,364,707
Accumulated Depreciation | Vessels
Balance,at beginning of period	(408,437)	(410,879)
Additions/transfers from vessels under construction
Vessel Disposals	15,249	1,157
Vessel Total Constructive Loss		2,125
Depreciation	(109,653)	(109,584)
Vessel impairment charge		108,744
Balance,at end of period	(502,841)	(408,437)
Net Book Value | Vessels
Balance,at beginning of period	1,956,270	1,917,966
Additions/transfers from vessels under construction	330,654	441,155
Vessel Disposals	(117,701)	(115,443)
Vessel Total Constructive Loss		(33,136)
Depreciation	(109,653)	(109,584)
Vessel impairment charge		(144,688)
Balance,at end of period	$ 2,059,570	$ 1,956,270